SCHEDULE OF COST REVENUE (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Exit HK Limited – royalty fee	$ 230,759